Derivative Financial Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Abstract]
Derivative financial assets	DERIVATIVE FINANCIAL ASSETS

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Australian gold derivative contracts	—	2.0
Ghanaian oil derivative contracts	—	3.1
Derivative financial assets	—	5.1
DERIVATIVE FINANCIAL LIABILITIES

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Salares Norte foreign currency derivative contracts	—	6.8
Derivative financial liabilities	—	6.8